FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Foreign Currency Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Equity	$ (1,178,258)	$ (1,008,244)	$ (596,331)
Foreign Currency Risk [Member]
Financial Liabilities [Abstract]
Net exposure	25,011,866	8,326,535
Foreign Currency Risk [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	25,268,133	8,498,094
Foreign Currency Risk [Member] | Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	(256,267)	(171,559)
10% Increase [Member] | A$ [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	2,501,186	832,653
Equity	2,501,186	832,653
10% Decrease [Member] | A$ [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	(2,501,186)	(832,653)
Equity	$ (2,501,186)	$ (832,653)